Note 2 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Significant accounting policies:

The below disclosures are in addition to the significant accounting policies disclosed on Form 10-K for the year ended December 31, 2013.

Revenue recognition – Base rents from rental properties are recognized on a straight-line basis over the terms of the related leases. The excess of rents recognized over amounts contractually due, if any, are included in deferred rents receivable on the Company's balance sheets. Alternatively, rents received in advance of rents recognized, if any, are included in deferred rent liability on the Company’s balance sheet. Certain leases also provide for tenant reimbursements of common area maintenance, other operating expenses and real estate taxes all of which are reported in tenant reimbursements on the consolidated statements of operations. Ancillary and other property related income is recognized in the period earned.

Gains on sales of real estate - Gains on sales of real estate are recognized based upon the specific timing of the sale as measured against various criteria related to the terms of the transactions and any continuing involvement associated with the properties. If the sales criteria are not met, the gain is deferred and the finance, installment or cost recovery method, as appropriate, is applied until the sales criteria are met. To the extent GSD sells a property and retains a partial ownership interest in the property, the Company recognizes gain to the extent of the third-party ownership interest.

Assets Held For Sale and Discontinued Operations- Assets and liabilities of properties that meet various held for sale criteria, including whether it is probable that a sale will occur within 12 months, are presented separately in the Consolidated Balance Sheets as “Assets held for Sale”, with assets and liabilities being separately stated. The operating results of these properties are reflected as discontinued operations in the Consolidated Statements of Operations. Properties classified as held for sale are carried at the lower of net carrying value or estimated fair value less costs to sell and depreciation and amortization are no longer recognized. Properties that do not meet the held for sale criteria are accounted for as operating properties.

2.     Summary of Significant Accounting Policies

Principles of consolidation - The accompanying consolidated financial statements include the accounts of Gyrodyne Company of America, Inc. and all majority owned subsidiaries.

The Company consolidates its wholly-owned subsidiaries, partnerships and joint ventures which it controls (i) through voting rights or similar rights or (ii) by means other than voting rights if the Company is the primary beneficiary of a variable interest entity ("VIE"). If an investment is determined to be a VIE, the Company performs an analysis to determine if the Company is the primary beneficiary of the VIE. GAAP requires a VIE to be consolidated by its primary beneficiary. The primary beneficiary is the party that has a controlling financial interest in an entity. In order for a party to have a controlling financial interest in an entity, it must have (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits of an entity that could potentially be significant to the VIE.

The Company's consolidated VIE, GSD LLC, was determined to be a VIE primarily because the Company has the power to direct the activities of the VIE that most significantly impact the entity's economic performance and has the obligation to absorb losses or the right to receive benefits of the entity. The VIE owns all of the real estate that was previously owned by the Company prior to the distribution of ownership interests in GSD LLC. The VIE holds mortgage obligations payable to a wholly-owned subsidiary of the Company of $13,840,889 as of December 31, 2013. The fair value of the real estate net of its mortgage obligations and other direct liabilities was $30,685,000 on December 31, 2013. At December 31, 2013, the net book value of the assets and liabilities of GSD LLC is approximately $18,632,000. The VIE is essentially being managed and operated by the Company where the Company is the primary obligor for liabilities incurred on behalf of the VIE. As a result, the Company could be held liable for current and future obligations of the VIE, and in turn it would be the Company’s obligation to seek reimbursement from the VIE.

Investments in affiliates in which the Company has the ability to exercise significant influence, but not control, are accounted for under the equity method. The Company did not have any such investments at December 31, 2013 and 2012. Investment interests in excess of 5% in limited partnerships are accounted for under the equity method. All consolidated subsidiaries are wholly owned. All inter-company balances and transactions have been eliminated. There were no investments accounted for under the equity method in 2013 and 2012.

Rental real estate - Rental real estate assets, including land, buildings and improvements, furniture, fixtures and equipment, are stated at lower of cost or net realizable value, and reported net of accumulated depreciation and amortization. Tenant improvements, which are included in buildings and improvements, are also stated at cost. Expenditures for ordinary maintenance and repairs are expensed to operations as they are incurred. Renovations and or replacements, which improve or extend the life of the asset are capitalized and depreciated over their estimated useful lives. Tenant improvements that are unlikely to survive a change in tenants are amortized over the lesser of the estimated useful life of the asset or the lease term including any bargain renewals.

Real estate held for development - Real estate held for development is stated at the lower of cost or net realizable value. In addition to land, land development and construction costs, real estate held for development includes legal, engineering and other related soft development costs, interest, real estate taxes, and related development and construction overhead costs which are capitalized during the development and construction period.

Net realizable value represents estimates, based on management's present plans and intentions, of sale price less development and disposition cost, assuming that disposition occurs in the normal course of business.

Long-lived assets - On an annual basis, or earlier when events and circumstances dictate, management assesses whether there are any indicators that the carrying value of the real estate properties may be impaired. A property's carrying value is impaired only if management's estimate of the aggregate future cash flows (undiscounted and without interest charges) to be generated by the property are less than the carrying value of the property. Such cash flows include factors such as expected future operating income, trends and prospects, as well as the effects of demand, competition and other factors. To the extent impairment occurs, the loss is measured as the excess of the carrying amount of the property over the estimated fair value of the property.

The Company is required to make subjective assessments as to whether there are impairments in the carrying value of its real estate properties and other investments. Estimates are subjective and actual results could differ materially from such estimates. These assessments have a direct impact on the Company's net income, since an impairment charge results in an immediate negative adjustment to net income.

Depreciation and amortization - Depreciation and amortization are provided on the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements (years)	5	to	39
Machinery and equipment (years)	3	to	20

Tenant improvements that are unlikely to have a life beyond the tenant life are amortized over the lesser of the useful life of the asset or the tenant lease term including bargain renewals.

Impairment of real estate investments- The Company assesses on a regular basis whether there are any indicators that the carrying value of real estate assets may be impaired. Potential indicators may include an increase in vacancy at a property, tenant reduction in utilization of a property, tenant financial instability and the potential sale of the property in the near future. An asset is determined to be impaired if the asset's carrying value is in excess of its estimated fair value. During the third quarter of 2013, the Company recognized aggregate impairment charges of $2,100,000 on real estate assets classified in continuing operations. The Company has explored the possible disposition of its medical properties and determined that the expected undiscounted cash flows based upon revised estimated holding periods of one of its real estate properties is below the current carrying value. Accordingly, the Company reduced the carrying value of the property to its estimated fair value.

Revenue recognition – Base rents from rental properties are recognized on a straight-line basis over the terms of the related leases. The excess of rents recognized over amounts contractually due, if any, are included in deferred rents receivable on the Company's balance sheets. Alternatively, rents received in advance of rents recognized, if any, are included in deferred rent liability on the Company’s balance sheet. Certain leases also provide for tenant reimbursements of common area maintenance, other operating expenses and real estate taxes all of which are reported in tenant reimbursements on the consolidated statements of operations. Ancillary and other property related income is recognized in the period earned.

Allowance for doubtful accounts – Rent receivable is carried at Net Realizable Value. Management makes estimates of the collectability of rents receivable. Management specifically analyzes receivables and historical bad debts, customer concentrations, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts.

Investments - The Company has an estimated 9.32% limited partnership interest in Callery-Judge Grove, L.P. (the "Grove") that in 2013 sold its only property a 3700+ acre citrus grove in Palm Beach County, Florida. The Company is accounting for this investment under the equity method. The Company also follows applicable accounting guidance which addresses investments that do not have a readily determinable fair value.

Investment in Marketable Securities - The Company determines the appropriate classification of securities at the time of purchase and reassesses the appropriateness of such classification at each reporting date. All marketable securities held by the Company have been classified as available-for-sale and, as a result, are stated at fair value, based on a pricing model that incorporates coupon type, prepayment speeds and the type of collateral backing the securities. Unrealized gains and losses on available-for-sale securities are recorded as a separate component of stockholders’ equity. Any realized gains and losses on the sale of securities, as determined on a first-in, first-out basis, will be included in the Consolidated Statements of Operations.

The Company reviews its investments on a regular basis to evaluate whether or not each security has experienced an other-than-temporary decline in fair value. If it is believed that an other-than-temporary decline exists, the Company will write down the investment to fair market value and record the related write-down in the Consolidated Statements of Operations.

Loans Receivable. Loans held for investment are intended to be held to maturity and, accordingly, are carried at cost, net of unamortized loan origination costs and fees, loan purchase discounts, and net of an allowance for loan losses when such loan is deemed to be impaired. Loan origination costs and fees and loan purchase discounts are amortized over the term of the loan. The Company considers a loan impaired when, based upon current information and events, it is probable that it will be unable to collect all amounts due for both principal and interest according to the contractual terms of the loan agreement. Significant judgments are required in determining whether impairment has occurred. The Company performs an impairment analysis by comparing either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable current market price or the fair value of the underlying collateral to the net carrying value of the loan, which may result in an allowance and corresponding loan loss charge. Interest income is recorded on a cash basis for impaired loans.

Cash equivalents - The Company considers all highly liquid debt instruments purchased with maturities of three months or less to be cash equivalents.

Income taxes - Effective May 1, 2006, the Company operates as a REIT for federal and state income tax purposes. As a REIT, the Company is generally not subject to income taxes. To maintain its REIT status, the Company is required to distribute at least 90% of its annual REIT taxable income, as defined by the Code, to its shareholders, among other requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal and state income tax on its taxable income at regular corporate tax rates. Although the Company qualified for taxation as a REIT, the Company may be subject to certain state and local taxes on its income and property and Federal income and excise taxes on its undistributed income. The Company believes that it has met the REIT distribution and technical requirements for the years ended December 31, 2013, 2012 and 2011 and therefore, qualified as a REIT and was not subject to any federal and state income taxes. Management intends to continue to adhere to these requirements and maintain the Company’s REIT status.

The Company’s investment in the Grove is held in a TRS, of the Company and is subject to federal and state income taxes. Taxable REIT subsidiaries perform non-customary services for tenants, hold assets that the Company cannot hold directly and generally may engage in any real estate or non-real estate related business. Accordingly, through the investment in the Grove, the Company is subject to corporate federal and state income taxes on the Company’s share of the Grove’s taxable income for the years ended December 31, 2013, 2012 and 2011.

Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company follows the guidance of FASB Accounting Standards Codification, Accounting for Uncertainty in Income Taxes. This guidance, among other things, creates a two-step approach for evaluating uncertain tax positions. Recognition (step one) occurs when an enterprise concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustained upon examination. Measurement (step two) determines the amount of benefit that more-likely-than-not will be realized upon settlement. Derecognition of a tax position that was previously recognized would occur when a company subsequently determines that a tax position no longer meets the more-likely-than-not threshold of being sustained. This interpretation specifically prohibits the use of a valuation allowance as a substitute for derecognition of tax positions, and it has expanded disclosure requirements. The Company’s open tax years are 2010, 2011, and 2012.

Deferred expenses - Deferred expenses consist primarily of debt and leasing costs. Debt costs are amortized using the straight line method which approximates the interest method over the term of the related debt instruments and deferred leasing costs are amortized over term of the related lease including bargain renewals.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant assumptions and estimates relate to depreciable lives and the valuation of real estate.

Purchase Accounting and Acquisition of Real Estate - The fair value of the real estate acquired including the impact of assumed debt, is allocated to the acquired tangible assets comprised of land, buildings and improvements and identifiable intangible assets and liabilities comprised of above-market and below-market leases, value of leases in place, tenant relationships, assumed debt and other assumed liabilities (example is environmental, legal, etc.), based on their relative fair values at the date of acquisition of each element.

Fair Value Measurements – The Company follows the guidance of FASB Accounting Standards Codification, Fair Value Measurements and Disclosures to determine the fair value of financial and non-financial instruments. The guidance defines fair value, establishes a hierarchy framework for measuring fair value and expands disclosures related to the fair value. The guidance establishes a hierarchy breaking down observable and unobservable inputs into three levels: Level 1 – observable inputs in an active market on or around the measurement date, Level 2 – observable inputs that are based on prices not quoted on active markets but corroborated by market data and Level 3 – unobservable inputs utilized when no other data is available.

Comprehensive income - The Company reports comprehensive income in accordance with the guidance of FASB Accounting Standards Codification, Reporting Comprehensive Income. This statement defines comprehensive (loss) income as the changes in equity of an enterprise except those resulting from stockholders’ transactions. Accordingly, comprehensive (loss) income includes certain changes in equity that are excluded from net (loss) income. The Company’s comprehensive (loss) income items include net (loss) income, the unrealized change in fair value of marketable securities, interest rate swaps and unrecognized actuarial pension gains (loss).

New accounting pronouncements

In July, 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic). ASU 2012-02 amends the required annual impairment testing of indefinite-lived intangible assets by providing an entity an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the indefinite-lived asset is less than its carrying amount. If, after assessing the totality of events and circumstances, an entity determines it is not more likely than not that the fair value of the indefinite-lived asset is less than its carrying amount, then performing the two-step impairment test under Topic 350-30 is unnecessary. However, if an entity concludes otherwise, then it is required to perform the impairment testing under Topic 350-30-35-18F by calculating the fair value of the reporting unit and comparing the results with the carrying amount. If the fair value exceeds the carrying amount, then the entity must perform the second step test of measuring the amount of the impairment test under Topic 350-30-35-19. An entity has the option to bypass the qualitative assessment and proceed directly to the two step goodwill impairment test. Additionally, the entity has the option to resume with the qualitative testing in any subsequent period. The pronouncement is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company’s adoption of the new standard did not have a material effect on the Company’s consolidated financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of the net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The pronouncement is effective for fiscal years and interim periods ending after December 15, 2012. The adoption of this pronouncement did not have a material effect on the Company’s consolidated financial position or results of operations.

In July 2013, the FASB issued ASU 2013-11, “Income Taxes (Topic 740), Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. ASU 2013-11 amends the current guidance to eliminate the diversity in practice in the presentation of unrecognized tax benefits. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The pronouncement is effective prospectively for fiscal years and interim periods beginning after December 15, 2013, and retrospective application is permitted. The adoption of this pronouncement did not have a material effect on the Company’s consolidated financial position or results of operations.

In April 2013, the FASB issued ASU 2013-07, “Presentation of Financial Statement (Topic 205), Liquidation Basis of Accounting.” The amendment requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is imminent when the likelihood is remote that the entity will return from liquidation and either (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the plan execution of the plan will be blocked by other parties or (b) a plan for liquidation is being imposed by other forces. Financial statements prepared using the liquidation basis of accounting are required to present relevant information about an entity’s expected resources in liquidation by measuring and presenting assets at the amount of the expected cash proceeds from liquidation. The entity should include in its presentation of assets any item it had not previously recognized under U.S. GAAP but that it expects to either sell in liquidation or use in settling liabilities. An entity should recognize and measure liabilities in accordance with U.S. GAAP that otherwise applies to those liabilities. The entity is also required to accrue and separately present the costs that it expects to incur and the income that it expects to earn during the expected duration of the liquidation, including any costs associated with sale or settlement of those assets and liabilities. Additionally, the amendment requires disclosures about an entity’s plan for liquidation, the methods and significant assumptions used to measure assets and liabilities, the type and amount of costs and income accrued, and the expected duration of the liquidation process. The pronouncement is effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013 and interim reporting periods therein, early adoption is permitted. The adoption of this pronouncement did not have a material effect on the Company’s consolidated financial position and results of operations including changing theCompany’s financial reporting to a “Consolidated Statement of Net Assets” and a “Consolidated Statement of Changes in Net Assets.”

Reclassifications- Certain reclassifications have been made to the consolidated financial statements for the year ended December 31, 2012 and 2011 to conform to the classifications used in the current year.